Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2010 Segment, Discontinued Operations Envelope Products	Sep. 30, 2010 Segment, Discontinued Operations Media and Entertainment Packaging
Goodwill [Line Items]
Impairment losses	$ 0	[1]	$ (7)	[1]	$ (7)
Goodwill related to sale of business unit	$ 0	[2]	$ (9)	[2]		$ (9)

[1]	In connection with the company's 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the Consumer & Office Products segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.
[2]	In connection with the sale of the company's Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.